FAIR VALUE (Details 2) (Recurring basis, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated Fair Value
Assets:
Total assets.	$ 32	$ 39
Liabilities:
Total liabilities	(18)	(17)
Estimated Fair Value | Cross currency interest rate contract
Assets:
Total assets	18	27
Estimated Fair Value | Equity mutual funds
Assets:
Total assets	14	12
Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets.	14	12
Quoted prices in active markets for identical assets (Level 1) | Equity mutual funds
Assets:
Total assets	14	12
Significant other observable inputs (Level 2)
Assets:
Total assets.	18
Liabilities:
Total liabilities	(18)	(17)
Significant other observable inputs (Level 2) | Cross currency interest rate contract
Assets:
Total assets	18
Significant unobservable inputs (Level 3)
Assets:
Total assets.		27
Significant unobservable inputs (Level 3) | Cross currency interest rate contract
Assets:
Total assets		$ 27